Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 08/31/2007
Determination Date 09/15/2007
CRM-B SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A SASCO 2007-BC2-B
Client
Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Security Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Security Determination
18th Day of the Month 18th Day of the Month
Security Distribution
25th Day of the Month 25th Day of the Month
Security First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Security Issue Amt
641,925,737 641,925,737
Security Issue Cnt
3,836 3,836
Cumulative
Original
Orig %
Current
EOM Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 100.00% 602,666,172 93.82% 0.03% 600,581,217 600,237,209
Count 3,831 3,615 94.36% 0.16% 3,603 3,603
Collection
Narrative
All delinquency measures exceed the current benchmarks for this mortgage loan pool. RR Donnelley's benchmark analysis found no indication of a concentration of underperforming mortgages in any subgroup of loans. RR Donnelley will monitor for potential trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all current benchmarks.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
Collection
Narrative
The sixty days past due, foreclosure, and REO delinquency rates all exceed the current benchmarks for this mortgage loan pool by 56.29%, 355.62%, and 142.94% respectively. RR Donnelley's benchmark analysis indicates a weak concentration of underperformance in interest only loans. RR Donnelley will monitor for a continuation of trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security Code
SASCO 2007-BC2-C
Client
Lehman
Servicer
Aurora Loan Services
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Security Close Date
02/28/2007
Custodian
N/A
Security Determination
18th Day of the Month
Security Distribution
25th Day of the Month
Security First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Security Issue Amt
641,925,737
Security Issue Cnt
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 1 1
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
VAL Rvw Cnt 13 9
Loss Rvw Cnt 46 43
BK Rvw Cnt
3 1
Performance Rvw Cnt 19 4
Remit Rvw Cnt 3 3
Contact Rvw Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 61 56
OT Recommended Action
Orig Cnt
Cur Transaction Bal
No Action Required 7 $2,064,252.17
OT File Review (SVCR) 3 $454,194.41
OT Follow-up Required in 180 days 30 $8,617,340.13
OT Follow-up Required in 30 days 17 $3,801,551.86
OT Follow-up Required in 30 days (SVCR) 6 $402,623.08
5 $349,438.12
68
$15,689,399.77
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 189,939,617 29.57% 181,255,799 30.08% 95.43% 0.02%
1,611 1,544 42.71% 95.84% 0.12%
Y 452,419,823 70.43% 421,410,373 69.92% 93.15% 0.04%
2,220 2,071 57.29% 93.29% 0.18%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Bal
Cur
Cnt
Cur
Loan
Age
(Wgt)
Cur
WAC
Cur
Orig
Rlvl
(Wgt)
Cur UW
Score (Wgt)
Cur
Recent
UW
Score
(Wgt)
Cur
SLTV
(Wgt)
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur
Avg Bal
02/28/2007 635,992,329 3,806 3.79 8.35 15.40 635.88 0.00 82.23 5.97% 35.10% 4.99% 166,012
03/31/2007 632,208,941 3,788 4.78 8.35 15.40 635.63 395.00 82.25 5.94% 34.95% 5.03% 165,673
04/30/2007 625,336,599 3,751 5.78 8.34 15.38 635.86 370.52 82.38 6.00% 34.91% 5.03% 165,084
05/31/2007 618,569,165 3,712 6.78 8.35 15.40 635.86 367.24 82.57 6.00% 34.94% 5.05% 164,908
06/30/2007 613,807,904 3,681 7.78 8.34 15.38 636.04 381.57 82.84 6.02% 34.94% 5.07% 165,358
07/31/2007 608,120,170 3,646 8.77 8.34 15.38 636.16 375.72 83.08 6.04% 35.01% 5.10% 165,115
08/31/2007 602,666,172 3,615 9.77 8.34 15.36 636.51 367.27 83.43 6.02% 35.13% 5.12% 165,250
Orig
Occupancy
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 38,919,210 6.06% 36,263,767 6.02% 93.18% 0.00%
239 228 6.31% 95.40% 0.00%
Y 603,440,230 93.94% 566,402,405 93.98% 93.86% 0.03%
3,592 3,387 93.69% 94.29% 0.17%
Orig Doc
Level
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Alternative Doc 1,380,700 0.21% 1,378,030 0.23% 99.81% 0.00%
6 6 0.17% 100.00% 0.00%
Full Doc 411,941,831 64.13% 386,867,258 64.19% 93.91% 0.05%
2,634 2,486 68.77% 94.38% 0.19%
No Documentation 2,908,145 0.45% 2,711,210 0.45% 93.23% 0.00%
14 13 0.36% 92.86% 0.00%
Stated Doc 226,128,764 35.20% 211,709,674 35.13% 93.62% 0.00%
1,177 1,110 30.71% 94.31% 0.08%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
R1 21,728,775 3.38% 21,089,502 3.50% 97.06% 0.00%
141 137 3.79% 97.16% 0.00%
R2 138,899,147 21.62% 131,157,253 21.76% 94.43% 0.00%
894 844 23.35% 94.41% 0.00%
R3 217,445,583 33.85% 203,645,872 33.79% 93.65% 0.08%
1,441 1,366 37.79% 94.80% 0.35%
R4 135,104,030 21.03% 127,863,099 21.22% 94.64% 0.02%
789 749 20.72% 94.93% 0.13%
R5 65,234,205 10.16% 58,749,989 9.75% 90.06% 0.00%
327 294 8.13% 89.91% 0.00%
R6 34,034,120 5.30% 31,568,264 5.24% 92.75% 0.00%
146 136 3.76% 93.15% 0.00%
R7 20,125,440 3.13% 19,613,036 3.25% 97.45% 0.00%
66 64 1.77% 96.97% 0.00%
R8 9,788,140 1.52% 8,979,157 1.49% 91.74% 0.00%
27 25 0.69% 92.59% 0.00%
IO Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 524,087,238 81.59% 488,791,020 81.10% 93.27% 0.02%
3,398 3,201 88.55% 94.20% 0.15%
Y 118,272,202 18.41% 113,875,152 18.90% 96.28% 0.07%
433 414 11.45% 95.61% 0.23%
Orig PPP
Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
No 162,296,445 25.27% 141,147,440 23.42% 86.97% 0.02%
1,070 949 26.25% 88.69% 0.19%
Yes 480,062,995 74.73% 461,518,732 76.58% 96.14% 0.03%
2,761 2,666 73.75% 96.56% 0.14%
Orig PPP
Mos
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
0 162,296,445 25.27% 141,147,440 23.42% 86.97% 0.02%
1,070 949 26.25% 88.69% 0.19%
2 2,104,570 0.33% 2,089,037 0.35% 99.26% 0.00%
13 13 0.36% 100.00% 0.00%
6 561,000 0.09% 223,889 0.04% 39.91% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 24,646,242 4.09% 97.76% 0.00%
147 144 3.98% 97.96% 0.00%
24 290,254,770 45.19% 279,517,921 46.38% 96.30% 0.06%
1,658 1,601 44.29% 96.56% 0.18%
36 161,931,753 25.21% 155,041,643 25.73% 95.75% 0.00%
941 907 25.09% 96.39% 0.11%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-40 3,768,015 0.59% 3,252,277 0.54% 86.31% 0.00%
32 27 0.75% 84.38% 0.00%
c. 41-50 6,098,780 0.95% 5,068,812 0.84% 83.11% 0.00%
41 36 1.00% 87.80% 0.00%
d. 51-60 14,316,320 2.23% 12,671,288 2.10% 88.51% 0.00%
84 72 1.99% 85.71% 1.19%
e. 61-70 48,183,595 7.50% 42,728,517 7.09% 88.68% 0.00%
245 219 6.06% 89.39% 0.82%
f. 71-80 285,989,557 44.52% 270,427,759 44.87% 94.56% 0.00%
1,444 1,369 37.87% 94.81% 0.00%
g. 81-90 152,734,586 23.78% 145,511,372 24.14% 95.27% 0.00%
766 729 20.17% 95.17% 0.00%
h. 91-100 131,268,587 20.44% 123,006,147 20.41% 93.71% 0.15%
1,219 1,163 32.17% 95.41% 0.25%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Prod
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2 Yr Hybrid 173,379,665 26.99% 156,889,540 26.03% 90.49% 0.05%
1,021 939 25.98% 91.97% 0.10%
2 Yr Hybrid Balloon 132,536,975 20.63% 124,955,702 20.73% 94.28% 0.00%
594 557 15.41% 93.77% 0.34%
2 Yr Hybrid IO 93,409,233 14.54% 90,738,344 15.06% 97.14% 0.09%
332 321 8.88% 96.69% 0.30%
3 Yr Hybrid 14,541,706 2.26% 13,615,015 2.26% 93.63% 0.00%
92 87 2.41% 94.57% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 15,725,026 2.61% 94.08% 0.00%
77 74 2.05% 96.10% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 7,587,741 1.26% 82.87% 0.00%
43 36 1.00% 83.72% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,475,877 0.58% 96.41% 0.00%
25 24 0.66% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,668,395 0.61% 90.63% 0.00%
16 14 0.39% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,276 0.50% 99.99% 0.00%
13 13 0.36% 100.00% 0.00%
ARM 345,000 0.05% 72,014 0.01% 20.87% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,042 0.06% 99.86% 0.00%
2 2 0.06% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.22% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 26,711,515 4.43% 92.92% 0.00%
149 138 3.82% 92.62% 0.67%
Fixed 149,831,798 23.33% 143,339,893 23.78% 95.67% 0.02%
1,420 1,365 37.76% 96.13% 0.07%
Fixed IO 11,362,050 1.77% 11,204,390 1.86% 98.61% 0.00%
42 41 1.13% 97.62% 0.00%
Orig
Coupon by
100
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
d. 6.1-7 71,556,499 11.14% 69,112,345 11.47% 96.58% 0.00%
297 289 7.99% 97.31% 0.34%
e. 7.1-8 234,962,242 36.58% 224,619,851 37.27% 95.60% 0.03%
1,133 1,085 30.01% 95.76% 0.09%
f. 8.1-9 195,351,161 30.41% 180,318,898 29.92% 92.31% 0.04%
1,045 972 26.89% 93.01% 0.29%
g. 9.1-10 86,966,904 13.54% 78,318,441 13.00% 90.06% 0.00%
548 499 13.80% 91.06% 0.00%
h. 10.1-11 24,507,609 3.82% 22,385,121 3.71% 91.34% 0.00%
242 223 6.17% 92.15% 0.00%
i. 11.1-12 20,068,200 3.12% 19,439,482 3.23% 96.87% 0.00%
360 349 9.65% 96.94% 0.00%
j. 12.1-13 8,327,230 1.30% 7,853,941 1.30% 94.32% 0.35%
193 185 5.12% 95.85% 0.52%
k. 13.1+ 619,595 0.10% 618,093 0.10% 99.76% 0.00%
13 13 0.36% 100.00% 0.00%
Orig Prop
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2-4 Family 29,464,545 4.59% 27,460,302 4.56% 93.20% 0.00%
156 148 4.09% 94.87% 0.00%
Condo 40,704,683 6.34% 36,331,064 6.03% 89.26% 0.20%
251 230 6.36% 91.63% 0.80%
PUD 18,965,571 2.95% 18,616,695 3.09% 98.16% 0.00%
90 88 2.43% 97.78% 0.00%
Single Family 553,224,641 86.12% 520,258,111 86.33% 94.04% 0.02%
3,334 3,149 87.11% 94.45% 0.12%
Orig UW
Score by
50
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
350-500 137,000 0.02% 136,214 0.02% 99.43% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 24,299,095 4.03% 87.77% 0.00%
184 163 4.51% 88.59% 0.00%
551-600 126,127,096 19.63% 117,080,886 19.43% 92.83% 0.00%
721 668 18.48% 92.65% 0.14%
601-650 254,495,947 39.62% 238,314,825 39.54% 93.64% 0.04%
1,562 1,478 40.89% 94.62% 0.19%
651-700 172,311,429 26.82% 162,828,835 27.02% 94.50% 0.05%
1,037 986 27.28% 95.08% 0.19%
701-750 46,216,544 7.19% 45,795,354 7.60% 99.09% 0.00%
249 247 6.83% 99.20% 0.00%
751-800 13,845,894 2.16% 12,678,481 2.10% 91.57% 0.00%
69 64 1.77% 92.75% 0.00%
801+ 1,540,020 0.24% 1,532,482 0.25% 99.51% 0.00%
8 8 0.22% 100.00% 0.00%
Orig Bal
by 100k
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-50 14,712,213 2.29% 14,126,990 2.34% 96.02% 0.20%
430 415 11.48% 96.51% 0.23%
c. 51-100 50,328,141 7.83% 47,298,471 7.85% 93.98% 0.00%
662 625 17.29% 94.41% 0.15%
d. 101-200 244,200,458 38.02% 228,336,532 37.89% 93.50% 0.03%
1,666 1,566 43.32% 94.00% 0.18%
e. 201-300 153,073,493 23.83% 142,859,983 23.70% 93.33% 0.00%
635 596 16.49% 93.86% 0.00%
f. 301-400 85,500,625 13.31% 80,173,099 13.30% 93.77% 0.09%
247 232 6.42% 93.93% 0.40%
g. 401-500 57,274,090 8.92% 52,707,413 8.75% 92.03% 0.00%
129 119 3.29% 92.25% 0.00%
h. 501-600 22,978,370 3.58% 22,920,715 3.80% 99.75% 0.00%
42 42 1.16% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,943,962 1.15% 99.65% 0.00%
11 11 0.30% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,492,320 0.75% 99.74% 0.00%
6 6 0.17% 100.00% 0.00%
k. 801-900 832,500 0.13% 825,288 0.14% 99.13% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.15% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,066,398 0.18% 99.48% 0.00%
1 1 0.03% 100.00% 0.00%
Orig
Purpose
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Cashout Refi 327,205,971 50.94% 303,142,809 50.30% 92.65% 0.00%
1,812 1,695 46.89% 93.54% 0.17%
Purchase 290,089,760 45.16% 275,756,265 45.76% 95.06% 0.07%
1,872 1,783 49.32% 95.25% 0.16%
Rate/Term Refi 25,063,709 3.90% 23,767,097 3.94% 94.83% 0.00%
147 137 3.79% 93.20% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Orig Lien
position
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
1 610,299,942 95.01% 571,789,467 94.88% 93.69% 0.03%
3,180 2,986 82.60% 93.90% 0.16%
2 32,059,498 4.99% 30,876,705 5.12% 96.31% 0.09%
651 629 17.40% 96.62% 0.15%
Orig Term
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
120 93,000 0.01% 87,469 0.01% 94.05% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,487,497 0.25% 91.64% 0.00%
17 16 0.44% 94.12% 0.00%
240 2,212,640 0.34% 1,867,846 0.31% 84.42% 0.00%
21 20 0.55% 95.24% 0.00%
360 632,348,688 98.44% 593,621,191 98.50% 93.88% 0.03%
3,762 3,550 98.20% 94.36% 0.16%
480 6,081,982 0.95% 5,602,168 0.93% 92.11% 0.00%
30 28 0.77% 93.33% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
08/31/2007
% Bal
07/31/2007
% Bal
N
181,255,799 30.08% 182,224,233 29.97%
1,544 42.71% 1,553 42.59%
Y
421,410,373 69.92% 425,895,937 70.03%
2,071 57.29% 2,093 57.41%
IO Flag
08/31/2007
% Bal
07/31/2007
% Bal
N
488,791,020 81.10% 493,804,888 81.20%
3,201 88.55% 3,230 88.59%
Y
113,875,152 18.90% 114,315,283 18.80%
414 11.45% 416 11.41%
Orig PPP
Flag
08/31/2007
% Bal
07/31/2007
% Bal
No
141,147,440 23.42% 143,285,748 23.56%
949 26.25% 961 26.36%
Yes
461,518,732 76.58% 464,834,422 76.44%
2,666 73.75% 2,685 73.64%
Orig PPP
Mos
08/31/2007
% Bal
07/31/2007
% Bal
0
141,147,440 23.42% 143,285,748 23.56%
949 26.25% 961 26.36%
2
2,089,037 0.35% 2,090,616 0.34%
13 0.36% 13 0.36%
6
223,889 0.04% 223,889 0.04%
1 0.03% 1 0.03%
12
24,646,242 4.09% 24,735,788 4.07%
144 3.98% 145 3.98%
24
279,517,921 46.38% 281,631,454 46.31%
1,601 44.29% 1,613 44.24%
36
155,041,643 25.73% 156,152,676 25.68%
907 25.09% 913 25.04%
Orig CLTV
by 10%
08/31/2007
% Bal
07/31/2007
% Bal
b. 0-40
3,252,277 0.54% 3,424,701 0.56%
27 0.75% 28 0.77%
c. 41-50
5,068,812 0.84% 5,239,527 0.86%
36 1.00% 37 1.01%
d. 51-60
12,671,288 2.10% 12,817,082 2.11%
72 1.99% 73 2.00%
e. 61-70
42,728,517 7.09% 43,928,229 7.22%
219 6.06% 223 6.12%
f. 71-80
270,427,759 44.87% 272,727,483 44.85%
1,369 37.87% 1,382 37.90%
g. 81-90
145,511,372 24.14% 146,387,147 24.07%
729 20.17% 734 20.13%
h. 91-100
123,006,147 20.41% 123,596,001 20.32%
1,163 32.17% 1,169 32.06%
Orig DQ
Risk Grp
08/31/2007
% Bal
07/31/2007
% Bal
R1
21,089,502 3.50% 21,103,767 3.47%
137 3.79% 137 3.76%
R2
131,157,253 21.76% 131,732,777 21.66%
844 23.35% 850 23.31%
R3
203,645,872 33.79% 205,626,393 33.81%
1,366 37.79% 1,375 37.71%
R4
127,863,099 21.22% 128,980,109 21.21%
749 20.72% 754 20.68%
R5
58,749,989 9.75% 59,731,374 9.82%
294 8.13% 301 8.26%
R6
31,568,264 5.24% 32,212,108 5.30%
136 3.76% 139 3.81%
R7
19,613,036 3.25% 19,752,727 3.25%
64 1.77% 65 1.78%
R8
8,979,157 1.49% 8,980,915 1.48%
25 0.69% 25 0.69%
Orig Doc
Level
08/31/2007
% Bal
07/31/2007
% Bal
Alternative
Doc
1,378,030 0.23% 1,378,353 0.23%
6 0.17% 6 0.16%
Full Doc
386,867,258 64.19% 391,103,543 64.31%
2,486 68.77% 2,511 68.87%
No
Documentatio
n
2,711,210 0.45% 2,712,180 0.45%
13 0.36% 13 0.36%
Stated Doc
211,709,674 35.13% 212,926,094 35.01%
1,110 30.71% 1,116 30.61%
Orig
Occupancy
08/31/2007
% Bal
07/31/2007
% Bal
N
36,263,767 6.02% 36,739,086 6.04%
228 6.31% 230 6.31%
Y
566,402,405 93.98% 571,381,084 93.96%
3,387 93.69% 3,416 93.69%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig UW
Score by 50
08/31/2007
% Bal
07/31/2007
% Bal
350-500
136,214 0.02% 136,283 0.02%
1 0.03% 1 0.03%
501-550
24,299,095 4.03% 25,720,477 4.23%
163 4.51% 173 4.74%
551-600
117,080,886 19.43% 118,232,723 19.44%
668 18.48% 674 18.49%
601-650
238,314,825 39.54% 240,553,683 39.56%
1,478 40.89% 1,488 40.81%
651-700
162,828,835 27.02% 163,392,920 26.87%
986 27.28% 990 27.15%
701-750
45,795,354 7.60% 45,866,230 7.54%
247 6.83% 248 6.80%
751-800
12,678,481 2.10% 12,684,857 2.09%
64 1.77% 64 1.76%
801+
1,532,482 0.25% 1,532,998 0.25%
8 0.22% 8 0.22%
Orig Bal by
100k
08/31/2007
% Bal
07/31/2007
% Bal
b. 0-50
14,126,990 2.34% 14,184,915 2.33%
415 11.48% 417 11.44%
c. 51-100
47,298,471 7.85% 47,590,303 7.83%
625 17.29% 629 17.25%
d. 101-200
228,336,532 37.89% 230,922,825 37.97%
1,566 43.32% 1,583 43.42%
e. 201-300
142,859,983 23.70% 143,895,909 23.66%
596 16.49% 600 16.46%
f. 301-400
80,173,099 13.30% 81,226,730 13.36%
232 6.42% 235 6.45%
g. 401-500
52,707,413 8.75% 53,127,027 8.74%
119 3.29% 120 3.29%
h. 501-600
22,920,715 3.80% 22,925,287 3.77%
42 1.16% 42 1.15%
i. 601-700
6,943,962 1.15% 6,945,442 1.14%
11 0.30% 11 0.30%
j. 701-800
4,492,320 0.75% 4,493,589 0.74%
6 0.17% 6 0.16%
k. 801-900
825,288 0.14% 826,028 0.14%
1 0.03% 1 0.03%
l. 901-999
915,000 0.15% 915,000 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,066,398 0.18% 1,067,115 0.18%
1 0.03% 1 0.03%
Orig Prod
Type
08/31/2007
% Bal
07/31/2007
% Bal
2 Yr Hybrid
156,889,540 26.03% 159,297,087 26.20%
939 25.98% 950 26.06%
2 Yr Hybrid
Balloon
124,955,702 20.73% 125,926,931 20.71%
557 15.41% 563 15.44%
2 Yr Hybrid IO
90,738,344 15.06% 91,178,328 14.99%
321 8.88% 323 8.86%
3 Yr Hybrid
13,615,015 2.26% 13,972,551 2.30%
87 2.41% 89 2.44%
3 Yr Hybrid
Balloon
15,725,026 2.61% 16,030,894 2.64%
74 2.05% 75 2.06%
3 Yr Hybrid IO
7,587,741 1.26% 7,587,743 1.25%
36 1.00% 36 0.99%
5 Yr Hybrid
3,475,877 0.58% 3,478,389 0.57%
24 0.66% 24 0.66%
5 Yr Hybrid
Balloon
3,668,396 0.61% 3,669,119 0.60%
14 0.39% 14 0.38%
5 Yr Hybrid IO
3,002,276 0.50% 3,002,318 0.49%
13 0.36% 13 0.36%
ARM
72,014 0.01% 72,066 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,042 0.06% 338,110 0.06%
2 0.06% 2 0.05%
ARM IO
1,342,400 0.22% 1,342,400 0.22%
3 0.08% 3 0.08%
Balloon
26,711,515 4.43% 26,905,074 4.42%
138 3.82% 139 3.81%
Fixed
143,339,893 23.78% 144,114,666 23.70%
1,365 37.76% 1,373 37.66%
Fixed IO
11,204,390 1.86% 11,204,493 1.84%
41 1.13% 41 1.12%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Orig
Purpose
08/31/2007
% Bal
07/31/2007
% Bal
Cashout Refi
303,142,809 50.30% 307,021,335 50.49%
1,695 46.89% 1,713 46.98%
Purchase
275,756,265 45.76% 277,319,294 45.60%
1,783 49.32% 1,796 49.26%
Rate/Term
Refi
23,767,097 3.94% 23,779,541 3.91%
137 3.79% 137 3.76%
Orig Lien
position
08/31/2007
% Bal
07/31/2007
% Bal
1
571,789,467 94.88% 577,102,756 94.90%
2,986 82.60% 3,014 82.67%
2
30,876,705 5.12% 31,017,414 5.10%
629 17.40% 632 17.33%
Orig Prop
Type
08/31/2007
% Bal
07/31/2007
% Bal
2-4 Family
27,460,302 4.56% 27,699,196 4.55%
148 4.09% 149 4.09%
Condo
36,331,064 6.03% 36,970,559 6.08%
230 6.36% 234 6.42%
PUD
18,616,695 3.09% 18,647,347 3.07%
88 2.43% 89 2.44%
Single Family
520,258,111 86.33% 524,803,069 86.30%
3,149 87.11% 3,174 87.05%
Orig
Coupon by
100
08/31/2007
% Bal
07/31/2007
% Bal
d. 6.1-7
69,112,345 11.47% 69,717,376 11.46%
289 7.99% 291 7.98%
e. 7.1-8
224,619,851 37.27% 226,129,124 37.18%
1,085 30.01% 1,091 29.92%
f. 8.1-9
180,318,898 29.92% 182,461,271 30.00%
972 26.89% 984 26.99%
g. 9.1-10
78,318,441 13.00% 78,887,114 12.97%
499 13.80% 503 13.80%
h. 10.1-11
22,385,121 3.71% 22,875,181 3.76%
223 6.17% 227 6.23%
i. 11.1-12
19,439,482 3.23% 19,523,227 3.21%
349 9.65% 350 9.60%
j. 12.1-13
7,853,941 1.30% 7,908,649 1.30%
185 5.12% 187 5.13%
k. 13.1+
618,093 0.10% 618,229 0.10%
13 0.36% 13 0.36%
Orig Term
08/31/2007
% Bal
07/31/2007
% Bal
120
87,469 0.01% 88,037 0.01%
1 0.03% 1 0.03%
180
1,487,497 0.25% 1,492,713 0.25%
16 0.44% 16 0.44%
240
1,867,846 0.31% 1,870,708 0.31%
20 0.55% 20 0.55%
360
593,621,191 98.50% 599,065,316 98.51%
3,550 98.20% 3,581 98.22%
480
5,602,168 0.93% 5,603,397 0.92%
28 0.77% 28 0.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
LM Act
Rate (Bal)
FC Act
Rate (Bal)
REO Act
Rate (Bal)
Cml LIQ
Rate
Cml Serv
LOSS Rate
Cml Serv
LOSS
Severity
02/28/2007 1.14% 0.08% 0.04% 0.00% 0.00% 0.000% 0.00%
03/31/2007 1.91% 0.55% 0.05% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 2.32% 1.29% 0.26% 0.40% 0.00% 0.00% 0.000% 0.00%
05/31/2007 2.97% 1.88% 0.28% 1.04% 0.00% 0.00% 0.000% 0.00%
06/30/2007 2.48% 2.17% 0.51% 2.35% 0.00% 0.05% 0.013% 26.41%
07/31/2007 3.73% 1.75% 0.83% 3.64% 0.02% 0.07% 0.026% 35.02%
08/31/2007 4.56% 2.34% 0.93% 4.57% 0.22% 0.08% 0.030% 38.88%
Period Performance History
ARM Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 30.08% 84.45% 7.13% 3.02% 1.22% 1.28% 0.55% 1.78% 0.20% 0.37%
Y 69.92% 76.62% 7.08% 5.13% 2.65% 0.95% 1.09% 5.77% 0.22% 0.49%
Current Month Perfomance Stratification
IO Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 81.10% 79.81% 7.88% 4.37% 1.80% 0.86% 0.84% 3.72% 0.22% 0.50%
Y 18.90% 75.37% 3.72% 5.06% 4.00% 1.84% 1.32% 8.21% 0.20% 0.27%
Product
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
2 Yr Hybrid 26.03% 77.93% 8.42% 5.29% 1.99% 0.43% 0.66% 4.65% 0.28% 0.35%
2 Yr Hybrid Balloon 20.73% 74.65% 9.02% 5.38% 2.56% 0.64% 1.46% 5.12% 0.22% 0.96%
2 Yr Hybrid IO 15.06% 76.41% 2.84% 4.97% 3.26% 1.76% 1.66% 8.77% 0.34%
3 Yr Hybrid 2.26% 80.64% 7.48% 5.24% 2.38% 1.90% 2.37%
3 Yr Hybrid Balloon 2.61% 80.71% 4.56% 1.37% 4.93% 0.99% 1.50% 5.94%
3 Yr Hybrid IO 1.26% 66.44% 8.83% 9.96% 5.54% 6.59% 2.64%
5 Yr Hybrid 0.58% 86.28% 3.01% 3.12% 7.60%
5 Yr Hybrid Balloon 0.61% 74.53% 7.11% 18.36%
5 Yr Hybrid IO 0.50% 63.42% 6.93% 12.49% 9.49% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.06% 75.61% 24.39%
ARM IO 0.22% 100.00%
Balloon 4.43% 86.38% 5.91% 3.21% 2.23% 1.03% 1.23%
Fixed 23.78% 84.96% 7.22% 3.03% 0.57% 1.43% 0.69% 1.38% 0.26% 0.47%
Fixed IO 1.86% 73.25% 8.89% 2.57% 7.18% 8.11%
PPP Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
No 23.42% 76.93% 8.33% 3.35% 2.33% 1.68% 1.34% 5.55% 0.08% 0.40%
Yes 76.58% 79.60% 6.71% 4.85% 2.19% 0.85% 0.80% 4.27% 0.26% 0.47%
DocLevel
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
Alternative Doc 0.23% 100.00%
Full Doc 64.19% 82.51% 7.23% 3.82% 1.78% 1.17% 0.52% 2.67% 0.10% 0.19%
No Documentation 0.45% 82.21% 17.79%
Stated Doc 35.13% 72.33% 6.75% 5.82% 3.06% 0.85% 1.69% 8.12% 0.44% 0.94%
Lien Position
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
1 94.88% 79.11% 7.09% 4.51% 2.23% 0.77% 0.90% 4.72% 0.23% 0.44%
2 5.12% 76.40% 7.09% 4.32% 1.96% 6.22% 1.39% 1.90% 0.71%
UW Score
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.46% 73.57% 11.99% 6.19% 3.12% 0.52% 0.85% 2.89% 0.08% 0.79%
601-700 66.56% 79.64% 6.12% 4.03% 2.21% 1.18% 0.98% 5.15% 0.27% 0.40%
701-800 9.70% 86.84% 2.10% 3.73% 0.19% 1.41% 0.77% 4.77% 0.19%
801+ 0.25% 100.00%
Occupancy
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 6.02% 77.10% 7.49% 6.82% 0.71% 6.98% 0.31% 0.59%
Y 93.98% 79.09% 7.07% 4.35% 2.32% 1.11% 0.99% 4.42% 0.21% 0.44%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Cur EPD Indicator
Cur Bal
Percentage
Cur
Cnt
Percentage
Current 525,001,056 87.11% 3,235 89.49%
Delinquent 76,525,149 12.70% 375 10.37%
Early Pay Default 1,029,966 0.17% 4 0.11%
First Pay Default 110,000 0.02% 1 0.03%
Cur EPD Indicator
Cur DQ Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default 6. 120dpd Plus 1,029,966 90.35% 4 80.00%
First Pay Default 6. 120dpd Plus 110,000 9.65% 1 20.00%
1,139,966
5
Cur EPD Indicator
Cur Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default g. Foreclosure 799,566 70.14% 3 60.00%
Early Pay Default h. REO 230,400 20.21% 1 20.00%
First Pay Default e. 90 Plus dpd 110,000 9.65% 1 20.00%
1,139,966
5
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
R1 3.50% 94.27% 1.52% 0.40% 0.87% 0.99% 1.95%
R2 21.76% 86.62% 3.75% 3.05% 0.86% 0.82% 0.63% 3.68% 0.26% 0.32%
R3 33.79% 81.35% 6.01% 4.12% 1.62% 1.36% 1.00% 3.68% 0.37% 0.49%
R4 21.22% 74.26% 8.52% 5.52% 3.78% 1.14% 0.85% 5.42% 0.17% 0.33%
R5 9.75% 66.89% 14.11% 6.68% 3.41% 1.24% 0.84% 6.62% 0.22%
R6 5.24% 68.34% 9.64% 8.58% 1.52% 0.21% 3.64% 7.39% 0.69%
R7 3.25% 73.44% 10.09% 2.08% 7.32% 4.30% 2.77%
R8 1.49% 73.20% 11.84% 5.86% 9.10%
Loan Size
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
b. 0-50 2.34% 84.51% 6.36% 3.26% 1.47% 1.54% 0.16% 1.52% 1.17%
c. 51-100 7.85% 82.82% 7.00% 3.13% 0.80% 2.43% 0.81% 2.45% 0.56%
d. 101-200 37.89% 83.08% 7.73% 3.29% 1.70% 0.76% 0.46% 2.26% 0.28% 0.45%
e. 201-300 23.70% 79.37% 8.22% 4.90% 1.83% 0.69% 0.67% 3.86% 0.16% 0.30%
f. 301-400 13.30% 69.85% 5.85% 7.15% 4.50% 1.70% 3.25% 7.32% 0.38%
g. 401-500 8.75% 79.16% 5.04% 4.19% 0.86% 1.64% 8.28% 0.83%
h. 501-600 3.80% 64.47% 4.83% 11.82% 7.06% 2.51% 6.94% 2.37%
i. 601-700 1.15% 62.98% 10.00% 8.94% 18.07%
j. 701-800 0.75% 66.41% 33.59%
k. 801-900 0.14% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.18% 100.00%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 7,308,478 22.06% 95.43%
1,611 42.05% 64 31.68% 95.84%
Y 452,419,823 70.43% 25,817,532 77.94% 93.15%
2,220 57.95% 138 68.32% 93.29%
Cumulative Prepayment Stratification
Period CPR Trend
Orig
Occupancy
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 1,868,099 5.64% 93.18%
239 6.24% 9 4.46% 95.40%
Y 603,440,230 93.94% 31,257,912 94.36% 93.86%
3,592 93.76% 193 95.54% 94.29%
Orig Doc
Level
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.81%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 21,162,412 63.88% 93.91%
2,634 68.75% 140 69.31% 94.38%
No Documentation 2,908,145 0.45% 180,355 0.54% 93.23%
14 0.37% 1 0.50% 92.86%
Stated Doc 226,128,764 35.20% 11,783,243 35.57% 93.62%
1,177 30.72% 61 30.20% 94.31%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 477,108 1.44% 97.06%
141 3.68% 4 1.98% 97.16%
R2 138,899,147 21.62% 6,524,626 19.70% 94.43%
894 23.34% 49 24.26% 94.41%
R3 217,445,583 33.85% 11,509,349 34.74% 93.65%
1,441 37.61% 70 34.65% 94.80%
R4 135,104,030 21.03% 5,829,709 17.60% 94.64%
789 20.60% 36 17.82% 94.93%
R5 65,234,205 10.16% 5,793,508 17.49% 90.06%
327 8.54% 31 15.35% 89.91%
R6 34,034,120 5.30% 1,743,701 5.26% 92.75%
146 3.81% 8 3.96% 93.15%
R7 20,125,440 3.13% 460,167 1.39% 97.45%
66 1.72% 2 0.99% 96.97%
R8 9,788,140 1.52% 787,843 2.38% 91.74%
27 0.70% 2 0.99% 92.59%
IO Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 29,257,578 88.32% 93.27%
3,398 88.70% 184 91.09% 94.20%
Y 118,272,202 18.41% 3,868,432 11.68% 96.28%
433 11.30% 18 8.91% 95.61%
Orig PPP
Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 18,532,001 55.94% 86.97%
1,070 27.93% 114 56.44% 88.69%
Yes 480,062,995 74.73% 14,594,010 44.06% 96.14%
2,761 72.07% 88 43.56% 96.56%
Orig PPP
Mos
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 18,532,001 55.94% 86.97%
1,070 27.93% 114 56.44% 88.69%
2 2,104,570 0.33% 99.26%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 39.91%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 241,725 0.73% 97.76%
147 3.84% 2 0.99% 97.96%
24 290,254,770 45.19% 8,665,303 26.16% 96.30%
1,658 43.28% 52 25.74% 96.56%
36 161,931,753 25.21% 5,686,982 17.17% 95.75%
941 24.56% 34 16.83% 96.39%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Prod
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 13,782,223 41.61% 90.49%
1,021 26.65% 75 37.13% 91.97%
2 Yr Hybrid Balloon 132,536,975 20.63% 6,592,616 19.90% 94.28%
594 15.51% 35 17.33% 93.77%
2 Yr Hybrid IO 93,409,233 14.54% 2,149,212 6.49% 97.14%
332 8.67% 10 4.95% 96.69%
3 Yr Hybrid 14,541,706 2.26% 599,274 1.81% 93.63%
92 2.40% 5 2.48% 94.57%
3 Yr Hybrid Balloon 16,714,785 2.60% 683,799 2.06% 94.08%
77 2.01% 3 1.49% 96.10%
3 Yr Hybrid IO 9,155,797 1.43% 1,567,220 4.73% 82.87%
43 1.12% 7 3.47% 83.72%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.33% 96.41%
25 0.65% 1 0.50% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.18% 90.63%
16 0.42% 1 0.50% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 0.83% 20.87%
2 0.05% 1 0.50% 50.00%
ARM Balloon 338,500 0.05% 99.86%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 1,942,398 5.86% 92.92%
149 3.89% 11 5.45% 92.62%
Fixed 149,831,798 23.33% 5,214,080 15.74% 95.67%
1,420 37.07% 52 25.74% 96.13%
Fixed IO 11,362,050 1.77% 152,000 0.46% 98.61%
42 1.10% 1 0.50% 97.62%
Orig
Coupon by
100
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 2,088,725 6.31% 96.58%
297 7.75% 8 3.96% 97.31%
e. 7.1-8 234,962,242 36.58% 8,165,225 24.65% 95.60%
1,133 29.57% 45 22.28% 95.76%
f. 8.1-9 195,351,161 30.41% 12,568,738 37.94% 92.31%
1,045 27.28% 68 33.66% 93.01%
g. 9.1-10 86,966,904 13.54% 7,474,916 22.57% 90.06%
548 14.30% 46 22.77% 91.06%
h. 10.1-11 24,507,609 3.82% 2,029,790 6.13% 91.34%
242 6.32% 19 9.41% 92.15%
i. 11.1-12 20,068,200 3.12% 415,170 1.25% 96.87%
360 9.40% 9 4.46% 96.94%
j. 12.1-13 8,327,230 1.30% 383,446 1.16% 94.32%
193 5.04% 7 3.47% 95.85%
k. 13.1+ 619,595 0.10% 99.76%
13 0.34% 0 0.00% 100.00%
Orig Prop
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,570,984 4.74% 93.20%
156 4.07% 7 3.47% 94.87%
Condo 40,704,683 6.34% 3,391,867 10.24% 89.26%
251 6.55% 18 8.91% 91.63%
PUD 18,965,571 2.95% 62,674 0.19% 98.16%
90 2.35% 2 0.99% 97.78%
Single Family 553,224,641 86.12% 28,100,485 84.83% 94.04%
3,334 87.03% 175 86.63% 94.45%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 468,145 1.41% 86.31%
32 0.84% 5 2.48% 84.38%
c. 41-50 6,098,780 0.95% 998,265 3.01% 83.11%
41 1.07% 5 2.48% 87.80%
d. 51-60 14,316,320 2.23% 1,265,088 3.82% 88.51%
84 2.19% 11 5.45% 85.71%
e. 61-70 48,183,595 7.50% 4,273,060 12.90% 88.68%
245 6.40% 23 11.39% 89.39%
f. 71-80 285,989,557 44.52% 13,438,821 40.57% 94.56%
1,444 37.69% 73 36.14% 94.81%
g. 81-90 152,734,586 23.78% 6,309,588 19.05% 95.27%
766 19.99% 36 17.82% 95.17%
h. 91-100 131,268,587 20.44% 6,373,044 19.24% 93.71%
1,219 31.82% 49 24.26% 95.41%
Orig UW
Score by 50
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.43%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 3,258,507 9.84% 87.77%
184 4.80% 21 10.40% 88.59%
551-600 126,127,096 19.63% 7,455,034 22.51% 92.83%
721 18.82% 50 24.75% 92.65%
601-650 254,495,947 39.62% 13,252,955 40.01% 93.64%
1,562 40.77% 75 37.13% 94.62%
651-700 172,311,429 26.82% 7,926,815 23.93% 94.50%
1,037 27.07% 49 24.26% 95.08%
701-750 46,216,544 7.19% 135,064 0.41% 99.09%
249 6.50% 2 0.99% 99.20%
751-800 13,845,894 2.16% 1,097,635 3.31% 91.57%
69 1.80% 5 2.48% 92.75%
801+ 1,540,020 0.24% 99.51%
8 0.21% 0 0.00% 100.00%
Orig Bal by
100k
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 419,607 1.27% 96.02%
430 11.22% 13 6.44% 96.51%
c. 51-100 50,328,141 7.83% 2,589,246 7.82% 93.98%
662 17.28% 36 17.82% 94.41%
d. 101-200 244,200,458 38.02% 14,000,192 42.26% 93.50%
1,666 43.49% 97 48.02% 94.00%
e. 201-300 153,073,493 23.83% 7,873,333 23.77% 93.33%
635 16.58% 34 16.83% 93.86%
f. 301-400 85,500,625 13.31% 3,844,480 11.61% 93.77%
247 6.45% 12 5.94% 93.93%
g. 401-500 57,274,090 8.92% 4,399,151 13.28% 92.03%
129 3.37% 10 4.95% 92.25%
h. 501-600 22,978,370 3.58% 99.75%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.65%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.74%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.13%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.48%
1 0.03% 0 0.00% 100.00%
Orig
Purpose
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 20,298,296 61.28% 92.65%
1,812 47.30% 109 53.96% 93.54%
Purchase 290,089,760 45.16% 11,680,695 35.26% 95.06%
1,872 48.86% 84 41.58% 95.25%
Rate/Term Refi 25,063,709 3.90% 1,147,019 3.46% 94.83%
147 3.84% 9 4.46% 93.20%
Orig Lien
position
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 32,269,701 97.41% 93.69%
3,180 83.01% 183 90.59% 93.90%
2 32,059,498 4.99% 856,309 2.59% 96.31%
651 16.99% 19 9.41% 96.62%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 94.05%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 78,413 0.24% 91.64%
17 0.44% 1 0.50% 94.12%
240 2,212,640 0.34% 311,549 0.94% 84.42%
21 0.55% 1 0.50% 95.24%
360 632,348,688 98.44% 32,502,199 98.12% 93.88%
3,762 98.20% 198 98.02% 94.36%
480 6,081,982 0.95% 233,850 0.71% 92.11%
30 0.78% 2 0.99% 93.33%
Prev Status
OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
a. Current 489,060,532 76.14% 3,774,903 11.40% 98.67%
3,013 78.65% 24 11.88% 99.20%
b.
Non-Reportable
57,297,268 8.92% 1,117,861 3.37% 97.69%
320 8.35% 6 2.97% 98.13%
c. 30dpd 19,323,500 3.01% 0 0.00% 99.52%
103 2.69% 0 0.00% 99.03%
d. 60dpd 11,098,945 1.73% 99.80%
52 1.36% 0 0.00% 100.00%
e. 90dpd 4,283,445 0.67% 99.84%
33 0.86% 0 0.00% 100.00%
f. Loss Mit 5,045,230 0.79% 99.79%
21 0.55% 0 0.00% 100.00%
g. Foreclosure 22,143,040 3.45% 99.86%
85 2.22% 0 0.00% 100.00%
h. REO 110,500 0.02% 99.08%
1 0.03% 0 0.00% 100.00%
i. Bankruptcy 2,294,745 0.36% 99.70%
18 0.47% 0 0.00% 100.00%
No Previous
Status
31,702,235 4.94% 28,233,246 85.23% 0.00%
185 4.83% 172 85.15% 0.00%
Prev DQ
Status OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1. Current 490,941,907 76.43% 3,774,903 11.40% 98.68%
3,020 78.83% 24 11.88% 99.21%
2. Non-Report 57,518,918 8.95% 1,117,861 3.37% 97.70%
323 8.43% 6 2.97% 98.14%
3. 30dpd 22,762,040 3.54% 0 0.00% 99.57%
116 3.03% 0 0.00% 99.14%
4. 60dpd 10,659,075 1.66% 99.73%
55 1.44% 0 0.00% 100.00%
5. 90dpd 11,457,870 1.78% 99.86%
53 1.38% 0 0.00% 100.00%
6. 120dpd Plus 17,317,395 2.70% 99.88%
79 2.06% 0 0.00% 100.00%
No Previous
Status
31,702,235 4.94% 28,233,246 85.23% 0.00%
185 4.83% 172 85.15% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination
Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
07/15/2007 977,202 34,469
08/15/2007 426,224 29,560
09/15/2007 467,954 38,611
3,876,908
192,153
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag
and No
Premium
Remitted
PPP Expired
and No
Premium
Remitted
PPP Flag and
Premium
Remitted
PPP Not
Expired and
No Premium
Remitted
03/15/2007 19 12 3 4
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
07/15/2007 33 18 1 6 8
08/15/2007 39 19 1 9 10
09/15/2007 20 7 1 7 5
225
125
3
42
55
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Cnt
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
i. REO
j. Liquidated
k. PrePaid
l. Bankruptcy
n. Remit Adj
a. Current
378,679,970 378,679,970
2,483 2,483
c. 30 dpd
38,691,639
38,691,639
247 247
d. 60 dpd
19,729,798
19,729,798
111 111
e. 90 dpd
16,665,664
8,443,944 8,221,719
101 46 55
h. FC
26,246,301
26,246,301
101 101
i. REO
637,661 637,661
5 5
j. Liquidated
0
0
1 1
k. PrePaid
0
0
20 20
l. Bankruptcy
2,725,198
2,725,198
21 21
n. Remit Adj
1 1
unknown
116,860,978
104,410,304 7,002,278 2,975,299 2,473,097
534 487 26 8 13
521,781,913
26,732,076
11,419,243
10,694,816
26,246,301
637,661
0
0
2,725,198
3,217
137
54
68
101
5
1
20
21
1
Cml
Reporting
Date
Remit
Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch
Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
06/30/2007 616,684,074 611,025,928 264,420 4,262,229 3,639,211 4,553,896 34,469
07/31/2007 611,025,928 604,015,597 109,892 4,201,098 3,583,175 4,488,814 29,560
08/31/2007 604,015,597 600,237,209 29,781 4,174,477 3,552,688 4,463,305 38,611
5
557,748
29,415,228
27,278,998
32,156,374
192,153
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
7 7
Second lien is currenty more than 180 days past due. 3 3
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
8 8
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
1 1
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
12 12
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
07/31/2007
Sum:
66
66
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
1 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
4 5
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
4 4
Second lien is currenty more than 180 days past due. 12 12
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
5 5
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
3 3
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
9 11
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
08/31/2007
Sum:
71
75
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2007 No Action Required 9 9
OT File Review (SVCR) 3 3
OT Follow-up Required in 180 days 31 33
OT Follow-up Required in 30 days 17 18
OT Follow-up Required in 30 days (SVCR) 6 6
08/31/2007
Sum:
66
69
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2007 No Action Required 20 20
OT Follow-up Required in 120 days 2 2
OT Follow-up Required in 180 days 15 15
OT Follow-up Required in 30 days 2 2
OT Follow-up Required in 30 days (SVCR) 2 2
07/31/2007
Sum:
41
41
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
06/30/2007 Consider Repurchase Claim 6 6
No Action Required 1 2
OT File Review (SVCR) 3 3
OT Follow-up Required in 30 days 0 19
OT Follow-up Required in 60 days (SVCR) 1 1
06/30/2007
Sum:
11
31
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline